Consolidated Statements of Income (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue		€ 0	€ 5	€ 6
Cost of Sales
Gross profit		0	5	6
Research and Development expenses		(20,773)	(21,522)	(25,196)
General & Administrative expenses		(9,908)	(9,315)	(9,070)
Change in fair value of contingent consideration		847	9,228	433
Other income		4,909	4,731	5,139
Other expenses		(1,466)	(114)	(191)
Operating Loss	[1]	(26,391)	(16,987)	(28,879)
Financial income		144	217	582
Financial expenses		(255)	(434)	(343)
Loss before taxes		(26,502)	(17,204)	(28,640)
Income taxes		(10)	0	8
Loss for the period	[2]	€ (26,512)	€ (17,204)	€ (28,632)
Weighted average number of shares outstanding		15,604,014	13,942,344	12,523,166
Basic and diluted loss per share (in €)		€ (1.70)	€ (1.23)	€ (2.29)

[1]	The operating loss arises from the Company’s loss for the period before deduction of financial income, financial expenses and income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.
[2]	For 2021, 2020 and 2019, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.